united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2019

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.TPFG.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

RiskPro® 30+ Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® 30+ Fund
Class R	1.30%	8.22%	2.32%
Morningstar Aggressive Target Risk Index (Total Return)***	3.15%	13.06%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.80% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	50.13%
Mutual Funds - Equity Funds	44.07%
Money Market Fund	6.29%
Other Assets Less Liabilities - Net	(0.49)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® Aggressive 30+ Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® Aggressive 30+ Fund
Class R	0.11%	5.40%	(0.57)%
Morningstar Aggressive Target Risk Index (Total Return)***	3.15%	13.06%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.87% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	66.70%
Exchanged Traded Funds - Equity Funds	33.10%
Money Market Fund	0.28%
Other Assets Less Liabilities - Net	(0.08)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® Alternative 0-15 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® Alternative 0-15 Fund
Class R	0.31%	1.47%	(0.01)%
Bloomberg Barclays 1-3 Month T-Bill Index***	1.14%	2.32%	2.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.13% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Alternative Funds	58.87%
Mutual Funds - Debt Funds	39.72%
Money Market Fund	1.81%
Other Assets Less Liabilities - Net	(0.40)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® Dynamic 0-10 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® Dynamic 0-10 Fund
Class R	3.02%	6.53%	1.91%
Bloomberg Barclays U.S. Aggregate Bond Index***	5.71%	11.51%	4.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.44% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	98.65%
Money Market Fund	2.64%
Other Assets Less Liabilities - Net	(1.29)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® Dynamic 15-25 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® Dynamic 15-25 Fund
Class R	2.34%	7.62%	1.24%
Morningstar Moderate Target Risk Index (Total Return)***	3.80%	12.45%	5.46%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.61% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	39.80%
Mutual Funds - Equity Funds	35.47%
Exchange Traded Funds - Equity Funds	24.58%
Money Market Fund	0.51%
Other Assets Less Liabilities - Net	(0.36)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® Dynamic 20-30 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® Dynamic 20-30 Fund
Class R	2.51%	7.98%	1.31%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	3.48%	13.03%	4.85%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.76% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Fund - Equity Funds	38.39%
Mutual Funds - Debt Funds	35.47%
Mutual Funds - Equity Funds	16.78%
Exchange Traded Fund - Debt Funds	4.16%
Money Market Funds	5.72%
Other Assets Less Liabilities - Net	(0.52)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® PFG 0-15 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® PFG 0-15 Fund
Class R	3.84%	7.01%	0.81%
Bloomberg Barclays 1-3 Month T-Bill Index***	1.14%	2.32%	2.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.90% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	59.81%
Mutual Funds - Alternative Fund	35.24%
Mutual Funds - Equity Funds	4.84%
Money Market Fund	1.00%
Other Assets Less Liabilities - Net	(0.89)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® PFG 30+ Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® PFG 30+ Fund
Class R	2.47%	13.17%	5.45%
Morningstar Aggressive Target Risk Index (Total Return)***	3.15%	13.06%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.74% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	82.98%
Exchange Traded Funds - Equity Funds	12.47%
Exchange Traded Funds - Commodity Fund	4.34%
Money Market Fund	0.92%
Other Assets Less Liabilities - Net	(0.71)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® PFG Aggressive 30+ Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® PFG Aggressive 30+ Fund
Class R	0.50%	8.46%	1.25%
Morningstar Aggressive Target Risk Index (Total Return)***	3.15%	13.06%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.85% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	100.11%
Money Market Fund	0.19%
Other Assets Less Liabilities - Net	(0.30)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® PFG Balanced 20-30 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® PFG Balanced 20-30 Fund
Class R	1.57%	7.80%	2.70%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	3.48%	13.03%	5.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.39% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	41.02%
Mutual Funds - Asset Allocation Funds	25.04%
Mutual Funds - Debt Funds	13.20%
Mutual Funds - Equity Funds	11.99%
Exchange Traded Funds - Debt Funds	8.39%
Money Market Fund	0.96%
Other Assets Less Liabilities - Net	(0.60)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® PFG Equity 30+ Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® PFG Equity 30+ Fund
Class R	1.84%	10.94%	5.58%
Morningstar Aggressive Target Risk Index (Total Return)***	3.15%	13.06%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.38% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	65.56%
Mutual Funds - Equity Funds	30.51%
Exchange Traded Funds - Debt Fund	3.46%
Money Market Fund	0.63%
Other Assets Less Liabilities - Net	(0.16)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® PFG Global 30+ Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® PFG Global 30+ Fund
Class R	0.83%	10.44%	(0.70)%
Morningstar Aggressive Target Risk Index (Total Return)***	3.15%	13.06%	5.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.61% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.23%
Mutual Funds - Equity Funds	32.50%
Exchange Traded Funds - Debt Fund	3.83%
Money Market Fund	0.45%
Other Assets Less Liabilities - Net	(0.01)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RiskPro® Tactical 0-30 Fund
Portfolio Review (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
RiskPro® Tactical 0-30 Fund
Class R	1.41%	4.43%	0.54%
Morningstar Moderate Target Risk Index (Total Return)***	3.80%	12.45%	5.46%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.97% for Class R shares, per the August 28, 2019 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Mutual Funds - Asset Allocation Funds	61.97%
Mutual Funds - Equity Funds	28.14%
Mutual Funds - Alternative Fund	10.03%
Money Market Fund	0.40%
Other Assets Less Liabilities - Net	(0.54)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2019.

RISKPRO® 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 50.13%
	EQUITY FUNDS - 50.13%
141,891	JPMorgan Diversified Return Emerging Markets ETF	$7,723,127
257,095	JPMorgan Diversified Return International Equity ETF	14,137,654
138,615	JPMorgan Diversified Return U.S. Equity ETF	10,599,889
52,759	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	3,540,994
86,640	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,671,978
91,135	JPMorgan U.S. Momentum Factor ETF	2,644,774
97,652	JPMorgan U.S. Value Factor ETF	2,663,576
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,095,181)	43,981,992

	MUTUAL FUNDS - 44.07%
	EQUITY FUNDS - 44.07%
147,631	JPMorgan Equity Index Fund - Institutional Class	6,857,459
340,253	JPMorgan International Research Enhanced Equity Fund - Institutional Class	6,182,390
271,318	JPMorgan Large Cap Growth Fund - Institutional Class	11,452,351
823,978	JPMorgan Large Cap Value Fund - Institutional Class	11,774,647
151,195	JPMorgan Realty Income Fund - Institutional Class	2,393,421
	TOTAL MUTUAL FUNDS (Cost - $36,236,456)	38,660,268

	SHORT-TERM INVESTMENT - 6.29%
	MONEY MARKET FUND - 6.29%
5,514,378	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	5,514,378
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,514,378)

	TOTAL INVESTMENTS - 100.49% (Cost - $82,846,015)	$88,156,638
	OTHER ASSETS AND LIABILITIES - NET - (0.49)%	(430,515)
	TOTAL NET ASSETS - 100.00%	$87,726,123

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 33.10%
	EQUITY FUNDS - 33.10%
257,340	iShares Core S&P Total US Stock Market ETF	$17,638,084
152,700	iShares Core US REIT ETF	8,604,645
142,625	Vanguard FTSE All World ex-US Small-Cap ETF	15,074,036
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,215,523)	41,316,765

	MUTUAL FUNDS - 66.70%
	EQUITY FUNDS - 66.70%
1,106,673	SA Emerging Markets Value Fund - Select Class	10,480,189
2,263,914	SA International Value Fund - Select Class	24,948,336
788,161	SA US Small Company Fund - Select Class	20,074,463
1,581,162	SA US Value Fund - Select Class	27,749,401
	TOTAL MUTUAL FUNDS (Cost - $90,299,578)	83,252,389

	SHORT-TERM INVESTMENT - 0.28%
	MONEY MARKET FUND - 0.28%
350,807	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	350,807
	TOTAL SHORT-TERM INVESTMENT (Cost - $350,807)

	TOTAL INVESTMENTS - 100.08% (Cost - $129,865,908)	$124,919,961
	OTHER ASSETS AND LIABILITIES - NET - (0.08)%	(104,562)
	TOTAL NET ASSETS - 100.00%	$124,815,399

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.59%
	ALTERNATIVE FUNDS - 58.87%
1,392,270	PIMCO Dynamic Bond Fund - Institutional Class	$14,897,288
1,358,891	PIMCO EqS Long/Short Fund - Institutional Class	15,002,158
1,477,191	PIMCO RAE Worldwide Long/Short PLUS Fund - Institutional Class	14,993,484
		44,892,930
	DEBT FUNDS - 39.72%
1,500,705	PIMCO Credit Opportunities Bond Fund - Institutional Class	15,067,077
1,384,544	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	15,216,142
		30,283,219

	TOTAL MUTUAL FUNDS (Cost - $76,295,523)	75,176,149

	SHORT-TERM INVESTMENT - 1.81%
	MONEY MARKET FUND - 1.81%
1,384,883	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	1,384,883
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,384,883)

	TOTAL INVESTMENTS - 100.40% (Cost - $77,680,406)	$76,561,032
	OTHER ASSETS AND LIABILITIES - NET - (0.40)%	(308,287)
	TOTAL NET ASSETS - 100.00%	$76,252,745

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 98.65%
	DEBT FUNDS - 98.65%
729,634	PIMCO Diversified Income Fund - Institutional Class	$8,150,008
457,441	PIMCO Dynamic Bond Fund - Institutional Class	4,894,621
360,045	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	4,046,907
1,902,797	PIMCO Low Duration Income Fund - Institutional Class	16,306,966
668,595	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,347,864
727,553	PIMCO Real Return Fund - Institutional Class	8,134,046
3,096,266	PIMCO Total Return Fund - Institutional Class	32,572,719
	TOTAL MUTUAL FUNDS (Cost - $79,657,305)	81,453,131

	SHORT-TERM INVESTMENT - 2.64%
	MONEY MARKET FUND - 2.64%
2,176,218	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	2,176,218
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,176,218)

	TOTAL INVESTMENTS - 101.29% (Cost - $81,833,523)	$83,629,349
	OTHER ASSETS AND LIABILITIES - NET - (1.29)%	(1,061,259)
	TOTAL NET ASSETS - 100.00%	$82,568,090

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 24.58%
	EQUITY FUNDS - 24.58%
778,241	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$18,340,105
310,950	PIMCO RAFI Dynamic Multi-Factor International Equity ETF +	7,864,081
706,693	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF +	21,251,531
	TOTAL EXCHANGE TRADED FUNDS (Cost - $46,011,318)	47,455,717

	MUTUAL FUNDS - 75.27%
	DEBT FUNDS - 39.80%
696,440	PIMCO Diversified Income Fund - Institutional Class	7,779,235
356,882	PIMCO Dynamic Bond Fund - Institutional Class	3,818,643
348,537	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	3,917,551
1,790,601	PIMCO Low Duration Income Fund - Institutional Class	15,345,452
710,492	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,808,312
696,431	PIMCO Real Return Fund - Institutional Class	7,786,101
2,887,239	PIMCO Total Return Fund - Institutional Class	30,373,751
		76,829,045
	EQUITY FUNDS - 35.47%
1,761,470	PIMCO RAE International Fund - Institutional Class	17,614,699
2,891,590	PIMCO RAE U.S. Fund - Institutional Class	33,050,869
432,448	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	4,112,580
1,721,037	PIMCO StocksPLUS International Fund U.S. Dollar - Hedged - Institutional Class	13,682,242
		68,460,390

	TOTAL MUTUAL FUNDS (Cost - $144,104,391)	145,289,435

	SHORT-TERM INVESTMENT - 0.51%
	MONEY MARKET FUND - 0.51%
975,815	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	975,815
	TOTAL SHORT-TERM INVESTMENT (Cost - $975,815)

	TOTAL INVESTMENTS - 100.36% (Cost - $191,091,524)	$193,720,967
	OTHER ASSETS AND LIABILITIES - NET - (0.36)%	(686,380)
	TOTAL NET ASSETS - 100.00%	$193,034,587

ETF - Exchange Traded Fund

+	Affiliated Company - RiskPro® Dynamic 15-25 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 42.55%
	DEBT FUNDS - 4.16%
73,567	JPMorgan High Yield Research Enhanced ETF	$3,761,849
51,817	JPMorgan USD Emerging Markets Sovereign Bond ETF	2,635,951
		6,397,800
	EQUITY FUNDS - 38.39%
129,949	JPMorgan Diversified Return Emerging Markets ETF	7,073,124
379,220	JPMorgan Diversified Return International Equity ETF	20,853,308
133,011	JPMorgan Diversified Return U.S. Equity ETF	10,171,351
63,696	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,275,046
89,091	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,747,566
207,456	JPMorgan U.S. Momentum Factor ETF +	6,020,456
291,074	JPMorgan U.S. Value Factor ETF +	7,939,393
		59,080,244

	TOTAL EXCHANGE TRADED FUNDS (Cost - $61,866,971)	65,478,044

	MUTUAL FUNDS - 52.25%
	DEBT FUNDS - 35.47%
2,753,499	JPMorgan Core Bond Fund - Institutional Class	32,986,921
2,537,380	JPMorgan Core Plus Bond Fund - Institutional Class	21,593,104
		54,580,025
	EQUITY FUNDS - 16.78%
166,028	JPMorgan Equity Index Fund - Institutional Class	7,712,020
192,314	JPMorgan Large Cap Growth Fund - Institutional Class	8,117,574
502,310	JPMorgan Large Cap Value Fund - Institutional Class	7,178,009
177,546	JPMorgan Realty Income Fund - Institutional Class	2,810,561
		25,818,164
	TOTAL MUTUAL FUNDS (Cost - $76,493,181)	80,398,189

	SHORT-TERM INVESTMENTS - 5.72%
	MONEY MARKET FUNDS - 5.72%
8,674,937	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	8,674,937
134,259	Rydex U.S. Government Money Market Fund - Retail Class, 0.87%*	134,259
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,809,196)	8,809,196

	TOTAL INVESTMENTS - 100.52% (Cost - $147,169,348)	$154,685,429
	OTHER ASSETS AND LIABILITIES - NET - (0.52)%	(806,498)
	TOTAL NET ASSETS - 100.00%	$153,878,931

ETF - Exchange Traded Fund

+	Affiliated Company - RiskPro® Dynamic 20-30 Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 99.89%
	ALTERNATIVE FUND - 35.24%
1,467,465	BNY Mellon Global Real Return Fund - Institutional Class	$22,628,309

	DEBT FUNDS - 59.81%
3,537,974	BNY MellonCore Plus Fund - Class Y ^	37,184,103
106,390	BNY Mellon Floating Rate Income Fund - Institutional Class	1,222,418
		38,406,521
	EQUITY FUNDS - 4.84%
185,706	BNY Mellon Global Real Estate Securities Fund - Institutional Class	1,884,917
42,558	BNY Mellon Natural Resources Fund - Institutional Class ^	1,224,829
		3,109,746

	TOTAL MUTUAL FUNDS (Cost - $60,369,148)	64,144,576

	SHORT-TERM INVESTMENT - 1.00%
	MONEY MARKET FUND - 1.00%
644,280	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	644,280
	TOTAL SHORT-TERM INVESTMENT (Cost - $644,280)

	TOTAL INVESTMENTS - 100.89% (Cost - $61,013,428)	$64,788,856
	OTHER ASSETS AND LIABILITIES - NET - (0.89)%	(575,822)
	TOTAL NET ASSETS - 100.00%	$64,213,034

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

RISKPRO® PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 16.81%
	COMMODITY FUND - 4.34%
172,512	iShares Commodities Select Strategy ETF	$5,482,431

	EQUITY FUNDS - 12.47%
71,949	Schwab International Small-Cap Equity ETF	2,378,634
65,337	SPDR Portfolio Emerging Markets ETF	2,331,878
91,709	Vanguard Global ex-U.S. Real Estate ETF	5,585,078
14,979	Vanguard Small-Cap Growth ETF	2,768,269
20,493	Vanguard Small-Cap Value ETF	2,686,632
		15,750,491

	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,252,564)	21,232,922

	MUTUAL FUNDS - 82.98%
	EQUITY FUNDS - 82.98%
140,006	MFS Growth Fund - Retail Class	16,970,084
351,488	MFS Institutional International Equity Fund - Institutional Class	9,592,105
288,869	MFS International Growth Fund - Retail Class	10,301,062
71,449	MFS International New Discovery Fund - Retail Class	2,501,435
603,947	MFS Mid Cap Growth Fund - Institutional Class	12,978,830
538,382	MFS Mid Cap Value Fund - Institutional Class	13,211,904
267,225	MFS Research Fund - Retail Class	11,982,381
547,061	MFS Research International Fund - Retail Class	10,350,389
397,835	MFS Value Fund - Retail Class	16,911,975
	TOTAL MUTUAL FUNDS (Cost - $97,266,638)	104,800,165

	SHORT-TERM INVESTMENT - 0.92%
	MONEY MARKET FUND - 0.92%
1,161,075	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	1,161,075
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,161,075)

	TOTAL INVESTMENTS - 100.71% (Cost - $118,680,277)	$127,194,162
	OTHER ASSETS AND LIABILITIES - NET - (0.71)%	(890,320)
	TOTAL NET ASSETS - 100.00%	$126,303,842

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 100.11%
	EQUITY FUNDS - 100.11%
254,795	Fidelity 500 Index Fund - Retail Class	$26,921,660
2,416,490	Fidelity Emerging Markets Index Fund - Institutional Class	25,324,814
852,911	Fidelity International Index Fund - Institutional Class	36,154,877
873,935	Fidelity Mid Cap Index Fund - Institutional Class	19,986,891
3,801,152	Wilshire International Equity Fund - Institutional Class +	40,520,276
335,431	Wilshire Large Company Growth - Institutional Class +	14,658,357
1,339,230	Wilshire Large Company Value - Institutional Class +	26,556,927
369,789	Wilshire Small Company Growth - Institutional Class +	10,575,965
491,420	Wilshire Small Company Value - Institutional Class +	10,585,196
	TOTAL MUTUAL FUNDS (Cost - $209,701,389)	211,284,963

	SHORT-TERM INVESTMENT - 0.19%
	MONEY MARKET FUND - 0.19%
396,870	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	396,870
	TOTAL SHORT-TERM INVESTMENT (Cost - $396,870)

	TOTAL INVESTMENTS - 100.30% (Cost - $210,098,259)	$211,681,833
	OTHER ASSETS AND LIABILITIES - NET - (0.30)%	(628,373)
	TOTAL NET ASSETS - 100.00%	$211,053,460

+	Affiliated Company - RiskPro® PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

See accompanying notes to financial statements.

RISKPRO® PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 49.41%
	DEBT FUNDS - 8.39%
165,804	iShares 1-3 Year Treasury Bond ETF	$14,085,050
180,134	iShares Short Treasury Bond ETF	19,944,436
		34,029,486
	EQUITY FUNDS - 41.02%
132,927	Health Care Select Sector SPDR Fund	12,594,833
189,609	Invesco QQQ Trust Series 1	37,368,142
384,291	Invesco S&P MidCap Low Volatility ETF	20,501,925
165,662	Invesco S&P SmallCap Low Volatility ETF	8,316,232
146,948	iShares Core S&P Mid-Cap ETF	28,700,414
209,335	iShares Core S&P Small-Cap ETF	16,625,386
311,994	iShares Edge MSCI Min Vol USA ETF	19,952,016
80,501	Vanguard S&P 500 ETF	22,423,554
		166,482,502

	TOTAL EXCHANGE TRADED FUNDS (Cost - $192,161,202)	200,511,988

	MUTUAL FUNDS - 50.23%
	ASSET ALLOCATION FUNDS - 25.04%
1,445,550	American Balanced Fund - Retail Class	40,576,575
862,009	BlackRock Balanced Capital Fund, Inc. - Institutional Class	20,377,884
1,695,283	Fidelity Balanced Fund - Institutional Class	40,652,892
		101,607,351
	DEBT FUNDS - 13.20%
976,394	Guggenheim Total Return Bond Fund - Institutional Class	26,753,187
2,562,605	Semper MBS Total Return Fund - Institutional Class	26,804,852
		53,558,039
	EQUITY FUNDS - 11.99%
1,413,136	AQR Large Cap Defensive Style Fund - Institutional Class	32,403,207
1,212,300	GuideStone Defensive Market Strategies Fund - Investor Class ^	16,244,823
		48,648,030

	TOTAL MUTUAL FUNDS (Cost - $196,846,765)	203,813,420

	SHORT-TERM INVESTMENT - 0.96%
	MONEY MARKET FUND - 0.96%
3,913,877	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	3,913,877
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,913,877)

	TOTAL INVESTMENTS - 100.60% (Cost - $392,921,844)	$408,239,285
	OTHER ASSETS AND LIABILITIES - NET - (0.60)%	(2,425,225)
	TOTAL NET ASSETS - 100.00%	$405,814,060

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

RISKPRO® PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 69.02%
	DEBT FUND - 3.46%
135,267	iShares Short Treasury Bond ETF	$14,976,762

	EQUITY FUNDS - 65.56%
187,902	Health Care Select Sector SPDR Fund	17,803,713
178,109	Invesco QQQ Trust Series 1	35,101,722
893,240	Invesco S&P 500 Quality ETF	30,691,726
367,090	Invesco S&P MidCap Low Volatility ETF	19,584,252
57,227	iShares Core S&P 500 ETF	17,452,518
239,401	iShares Core S&P Mid-Cap ETF	46,757,409
540,399	iShares Core S&P Small-Cap ETF	42,918,489
398,703	iShares Edge MSCI Min Vol USA ETF	25,497,057
392,010	iShares Russell Top 200 Value ETF	21,858,478
314,062	Technology Select Sector SPDR Fund	26,277,568
		283,942,932

	TOTAL EXCHANGE TRADED FUNDS (Cost - $284,538,365)	298,919,694

	MUTUAL FUNDS - 30.51%
	EQUITY FUNDS - 30.51%
922,820	Akre Focus Fund - Institutional Class	42,403,569
1,846,852	AQR Large Cap Defensive Style Fund - Institutional Class	42,348,313
2,985,049	DoubleLine Shiller Enhanced CAPE/USA - Class I	47,402,585
	TOTAL MUTUAL FUNDS (Cost - $121,216,424)	132,154,467

	SHORT-TERM INVESTMENT - 0.63%
	MONEY MARKET FUND - 0.63%
2,715,631	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	2,715,631
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,715,631)

	TOTAL INVESTMENTS - 100.16% (Cost - $408,470,420)	$433,789,792
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(708,127)
	TOTAL NET ASSETS - 100.00%	$433,081,665

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019

See accompanying notes to financial statements.

RISKPRO® PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 67.06%
	DEBT FUND - 3.83%
44,033	iShares Short Treasury Bond ETF	$4,875,334

	EQUITY FUNDS - 63.23%
68,300	Health Care Select Sector SPDR Fund	6,471,425
76,698	Invesco QQQ Trust Series 1	15,115,642
94,512	Invesco S&P MidCap Low Volatility ETF	5,042,215
224,154	iShares Core MSCI Emerging Markets ETF	11,469,960
52,258	iShares Core S&P Mid-Cap ETF	10,206,510
96,686	iShares Core S&P Small-Cap ETF	7,678,802
58,824	iShares Edge MSCI Min Vol USA ETF	3,761,795
111,963	iShares MSCI EAFE Growth ETF	9,308,604
111,326	iShares MSCI Pacific ex Japan ETF	5,108,750
165,207	iShares MSCI Switzerland ETF	6,373,686
		80,537,389

	TOTAL EXCHANGE TRADED FUNDS (Cost - $82,509,046)	85,412,723

	MUTUAL FUNDS - 32.50%
	EQUITY FUNDS - 32.50%
643,524	AQR Large Cap Defensive Style Fund - Institutional Class	14,756,008
1,144,415	PIMCO StocksPLUS International Fund Unhedged - Institutional Class	6,729,161
845,254	PIMCO StocksPLUS International Fund U.S. Dollar - Institutional Class	6,719,772
308,318	T Rowe Price Global Stock Fund - Class I	13,192,939
	TOTAL MUTUAL FUNDS (Cost - $38,560,194)	41,397,880

	SHORT-TERM INVESTMENT - 0.45%
	MONEY MARKET FUND - 0.45%
577,304	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	577,304
	TOTAL SHORT-TERM INVESTMENT (Cost - $577,304)

	TOTAL INVESTMENTS - 100.01% (Cost - $121,646,544)	$127,387,907
	OTHER ASSETS AND LIABILITIES - NET - (0.01)%	(10,410)
	TOTAL NET ASSETS - 100.00%	$127,377,497

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

RISKPRO® TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2019

Shares	Description	Value
	MUTUAL FUNDS - 100.14%
	ALTERNATIVE FUND - 10.03%
929,943	Meeder Spectrum Fund - Institutional Class +	$10,926,826

	ASSET ALLOCATION FUNDS - 61.97%
4,575,816	Meeder Balanced Fund - Institutional Class +^	54,726,755
556,256	Meeder Conservative Allocation - Institutional Class +^	12,766,071
		67,492,826
	EQUITY FUNDS - 28.14%
1,221,667	Meeder Moderate Allocation Fund - Institutional Class +^	14,195,766
2,127,450	Meeder Muirfield Fund - Institutional Class	16,445,189
		30,640,955

	TOTAL MUTUAL FUNDS (Cost - $107,115,613)	109,060,607

	SHORT-TERM INVESTMENT - 0.40%
	MONEY MARKET FUND - 0.40%
436,250	Milestone Treasury Obligations Portfolio - Institutional Class, 1.65%*	436,250
	TOTAL SHORT-TERM INVESTMENT (Cost - $436,250)

	TOTAL INVESTMENTS - 100.54% (Cost - $107,551,863)	$109,496,857
	OTHER ASSETS AND LIABILITIES - NET - (0.54)%	(587,056)
	TOTAL NET ASSETS - 100.00%	$108,909,801

+	Affiliated Company - RiskPro® Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on October 31, 2019.

^	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2019

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Fund	30+ Fund	0-15 Fund	0-10 Fund
Assets:
Total Securities, at cost	$82,846,015	$129,865,908	$77,680,406	$81,833,523
Total Securities, at fair value	$88,156,638	$124,919,961	$76,561,032	$83,629,349
Receivable for Fund shares sold	5,234	271,761	158,483	63,602
Interest and dividends receivable	8,951	660	79,482	193,535
Prepaid expenses and other assets	19,423	15,990	32,781	19,335
Total Assets	88,190,246	125,208,372	76,831,778	83,905,821

Liabilities:
Payable for Fund shares redeemed	300,161	169,884	427,850	677,682
Payable for securities purchased	—	—	—	507,953
Accrued 12b-1 fees	18,532	26,230	15,957	17,192
Accrued investment advisory fees	92,659	131,148	79,785	85,961
Payable to related parties	8,350	10,746	9,006	8,033
Accrued expenses and other liabilities	44,421	54,965	46,435	40,910
Total Liabilities	464,123	392,973	579,033	1,337,731
Net Assets	$87,726,123	$124,815,399	$76,252,745	$82,568,090

Net Assets:
Paid in capital	$86,942,372	$131,309,642	$76,889,545	$80,085,489
Accumulated earnings/(deficit)	783,751	(6,494,243)	(636,800)	2,482,601
Net Assets	$87,726,123	$124,815,399	$76,252,745	$82,568,090

Class R Shares:
Net assets	$87,726,123	$124,815,399	$76,252,745	$82,568,090
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	8,676,778	13,147,096	7,839,519	8,058,173

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.11	$9.49	$9.73	$10.25

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2019

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Assets:
Investments in unaffiliated securities, at cost	$163,628,601	$134,236,475	$61,013,428	$118,680,277
Investments in affiliated securities, at cost	27,462,923	12,932,873	—	—
Total Securities, at cost	$191,091,524	$147,169,348	$61,013,428	$118,680,277
Investments in unaffiliated securities, at fair value, net	$164,605,355	$140,725,580	$64,788,856	$127,194,162
Investments in affiliated securities, at fair value, net	29,115,612	13,959,849	—	—
Total Securities, at fair value	$193,720,967	$154,685,429	$64,788,856	$127,194,162
Receivable for Fund shares sold	158,757	124,215	82,169	128,918
Interest and dividends receivable	186,006	39,828	87,490	1,874
Prepaid expenses and other assets	29,163	20,309	17,762	23,270
Total Assets	194,094,893	154,869,781	64,976,277	127,348,224

Liabilities:
Payable for Fund shares redeemed	720,380	704,494	313,239	293,813
Payable for securities purchased	—	—	321,303	523,672
Accrued 12b-1 Fees	40,692	32,103	13,566	25,874
Accrued investment advisory fees	203,461	160,514	67,830	129,369
Payable to related parties	16,756	20,657	9,627	14,623
Accrued expenses and other liabilities	79,017	73,082	37,678	57,031
Total Liabilities	1,060,306	990,850	763,243	1,044,382
Net Assets	$193,034,587	$153,878,931	$64,213,034	$126,303,842

Net Assets:
Paid in capital	$190,861,758	$150,191,115	$63,585,446	$117,727,237
Accumulated earnings	2,172,829	3,687,816	627,588	8,576,605
Net Assets	$193,034,587	$153,878,931	$64,213,034	$126,303,842

Class R Shares:
Net assets	$193,034,587	$153,878,931	$64,213,034	$126,303,842
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	19,212,552	15,064,670	6,414,643	11,718,652

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.05	$10.21	$10.01	$10.78

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2019

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Assets:
Investments in unaffiliated securities, at cost	$103,952,333	$392,921,844	$408,470,420	$121,646,544
Investments in affiliated securities, at cost	106,145,926	—	—	—
Total Securities, at cost	$210,098,259	$392,921,844	$408,470,420	$121,646,544
Investments in unaffiliated securities, at fair value, net	$108,785,112	$408,239,285	$433,789,792	$127,387,907
Investments in affiliated securities, at fair value, net	102,896,721	—	—	—
Total Securities, at fair value	$211,681,833	$408,239,285	$433,789,792	$127,387,907
Receivable for Fund shares sold	222,244	872,639	499,250	313,007
Interest and dividends receivable	982	165,441	6,699	827
Prepaid expenses and other assets	15,710	41,900	42,333	25,274
Total Assets	211,920,769	409,319,265	434,338,074	127,727,015

Liabilities:
Payable for Fund shares redeemed	501,155	936,593	520,869	113,705
Payable for securities purchased	—	1,869,658	—	—
Accrued 12b-1 Fees	44,191	83,371	88,843	26,455
Accrued investment advisory fees	220,955	416,854	444,211	132,275
Payable to related parties	16,971	33,976	38,889	14,789
Accrued expenses and other liabilities	84,037	164,753	163,597	62,294
Total Liabilities	867,309	3,505,205	1,256,409	349,518
Net Assets	$211,053,460	$405,814,060	$433,081,665	$127,377,497

Net Assets:
Paid in capital	$213,311,584	$390,109,171	$396,080,401	$130,027,263
Accumulated earnings/(deficit)	(2,258,124)	15,704,889	37,001,264	(2,649,766)
Net Assets	$211,053,460	$405,814,060	$433,081,665	$127,377,497

Class R Shares:
Net assets	$211,053,460	$405,814,060	$433,081,665	$127,377,497
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	21,168,110	39,249,309	39,191,242	13,095,081

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.97	$10.34	$11.05	$9.73

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2019

RiskPro® Tactical
0-30 Fund
Assets:
Investments in unaffiliated securities, at cost	$16,631,704
Investments in affiliated securities, at cost	90,920,159
Total Securities, at cost	$107,551,863
Investments in unaffiliated securities, at fair value, net	$16,881,439
Investments in affiliated securities, at fair value, net	92,615,418
Total Securities, at fair value	$109,496,857
Receivable for Fund shares sold	179,693
Interest and dividends receivable	668
Prepaid expenses and other assets	17,875
Total Assets	109,695,093

Liabilities:
Payable for Fund shares redeemed	589,789
Accrued 12b-1 Fees	22,989
Accrued investment advisory fees	114,946
Payable to related parties	10,786
Accrued expenses and other liabilities	46,782
Total Liabilities	785,292
Net Assets	$108,909,801

Net Assets:
Paid in capital	$107,749,640
Accumulated earnings	1,160,161
Net Assets	$108,909,801

Class R Shares:
Net assets	$108,909,801
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,811,418

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.07

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2019

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Fund	30+ Fund	0-15 Fund	0-10 Fund
Investment Income:
Dividend income	$903,945	$564,973	$1,224,893	$1,267,031
Interest income	47,409	12,096	12,887	18,232
Total Investment Income	951,354	577,069	1,237,780	1,285,263
Expenses:
Investment advisory fees	555,447	785,440	455,327	472,974
Distribution fees (12b-1) - Class R Shares	111,089	157,088	91,065	94,595
Administrative service fees	38,003	50,318	35,087	32,345
Shareholder services fee	189,426	255,340	151,519	160,019
Registration fees	8,713	20,133	10,455	10,928
Audit fees	9,591	9,546	8,699	9,573
Custodian fees	5,305	3,386	1,157	1,958
Compliance officer fees	2,692	2,219	3,965	3,104
Printing and postage expense	1,718	8,041	2,521	456
Legal fees	3,424	9,379	7,049	4,476
Trustees’ fees and expenses	9,741	3,026	7,365	4,974
Insurance expense	—	108	—	—
Miscellaneous Expense	93	590	690	379
Total Expenses	935,242	1,304,614	774,899	795,781
Net Investment Income/(Loss)	16,112	(727,545)	462,881	489,482

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	1,726,010	(2,791,354)	(17,635)	390,247
Total realized gain/(loss)	1,726,010	(2,791,354)	(17,635)	390,247
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	(404,795)	3,504,308	(199,856)	1,254,118
Affiliated Investments (Note 5)	(249,478)	—	—	—
Total unrealized appreciation/(depreciation)	(654,273)	3,504,308	(199,856)	1,254,118

Net Realized and Unrealized Gain/(Loss) on Investments	1,071,737	712,954	(217,491)	1,644,365
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,087,849	$(14,591)	$245,390	$2,133,847

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2019

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Investment Income:
Dividend income	$2,372,324	$1,916,038	$630,719	$416,602
Income from affiliates	296,529	118,473	—	—
Interest income	9,776	28,547	3,804	7,830
Total Investment Income	2,678,629	2,063,058	634,523	424,432
Expenses:
Investment advisory fees	1,214,826	934,912	399,413	748,142
Distribution fees (12b-1) - Class R Shares	242,965	186,983	79,882	149,628
Administrative service fees	74,474	58,647	29,878	47,138
Shareholder services fee	388,737	315,191	135,018	245,254
Registration fees	20,629	12,205	10,098	11,801
Audit fees	9,491	8,874	9,587	9,524
Custodian fees	2,598	8,468	1,899	5,329
Compliance officer fees	3,548	6,112	2,705	3,057
Printing and postage expense	10,247	5,715	2,220	6,936
Legal fees	4,090	6,874	6,399	4,523
Trustees’ fees and expenses	6,725	6,882	5,836	5,886
Insurance expense	320	—	—	50
Miscellaneous Expense	429	1,374	14,723	—
Total Expenses	1,979,079	1,552,237	697,658	1,237,268
Net Investment Income/(Loss)	699,550	510,821	(63,135)	(812,836)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	484,633	2,342,189	(63,091)	153,203
Affiliated investments (Note 5)	43,011	21,857	—	—
Total realized gain/(loss)	527,644	2,364,046	(63,091)	153,203
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	2,208,184	643,829	3,181,849	3,632,424
Affiliated Investments (Note 5)	860,599	183,733	(649,931)	—
Total unrealized appreciation	3,068,783	827,562	2,531,918	3,632,424

Net Realized and Unrealized Gain on Investments	3,596,427	3,191,608	2,468,827	3,785,627
Net Increase in Net Assets Resulting from Operations	$4,295,977	$3,702,429	$2,405,692	$2,972,791

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2019

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Investment Income:
Dividend income	$330,700	$3,833,899	$3,159,387	$1,243,070
Interest income	6,168	32,429	33,468	6,910
Total Investment Income	336,868	3,866,328	3,192,855	1,249,980
Expenses:
Investment advisory fees	1,327,345	2,356,716	2,538,043	789,141
Distribution fees (12b-1) - Class R Shares	265,469	471,343	507,609	157,828
Administrative service fees	79,608	134,451	148,873	48,044
Shareholder services fee	434,863	764,543	829,287	258,083
Registration fees	12,212	23,853	23,590	9,494
Audit fees	5,943	8,639	5,943	8,943
Custodian fees	1,174	17,334	22,030	9,675
Compliance officer fees	3,897	8,093	8,038	4,752
Printing and postage expense	5,170	10,451	12,080	3,974
Legal fees	7,789	7,526	8,949	5,141
Trustees’ fees and expenses	3,320	9,195	5,589	10,049
Insurance expense	295	829	2,266	244
Miscellaneous Expense	474	4,109	1,567	836
Total Expenses	2,147,559	3,817,082	4,113,864	1,306,204
Net Investment Income/(Loss)	(1,810,691)	49,246	(921,009)	(56,224)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	199,074	406,857	13,098,482	(876,761)
Affiliated investments (Note 5)	(397,195)	—	—	—
Total realized gain/(loss)	(198,121)	406,857	13,098,482	(876,761)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	1,436,212	6,074,695	(2,768,881)	1,749,938
Affiliated Investments (Note 5)	1,418,166	—	(1,062,524)	—
Total unrealized appreciation/(depreciation)	2,854,378	6,074,695	(3,831,405)	1,749,938

Net Realized and Unrealized Gain on Investments	2,656,257	6,481,552	9,267,077	873,177
Net Increase in Net Assets Resulting from Operations	$845,566	$6,530,798	$8,346,068	$816,953

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2019

RiskPro® Tactical
0-30 Fund
Investment Income:
Dividend income	$85,983
Income from affiliates	691,793
Interest income	5,205
Total Investment Income	782,981
Expenses:
Investment advisory fees	677,099
Distribution fees (12b-1) - Class R Shares	135,420
Administrative service fees	45,044
Shareholder services fee	216,804
Registration fees	10,473
Audit fees	5,574
Custodian fees	1,490
Compliance officer fees	2,967
Printing and postage expense	2,727
Legal fees	4,261
Trustees’ fees and expenses	7,859
Insurance expense	2
Miscellaneous Expense	726
Total Expenses	1,110,446
Net Investment Loss	(327,465)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	545
Affiliated investments (Note 5)	(2,701)
Total realized loss	(2,156)
Net change in unrealized appreciation of:
Unaffiliated Investments	477,982
Affiliated Investments (Note 5)	1,548,189
Total unrealized appreciation	2,026,171

Net Realized and Unrealized Gain on Investments	2,024,015
Net Increase in Net Assets Resulting from Operations	$1,696,550

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets

	RiskPro® 30+ Fund		RiskPro® Aggressive 30+ Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30,	October 31, 2019	April 30,
	(Unaudited)	2019	(Unaudited)	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$16,112	$(351,799)	$(727,545)	$(494,070)
Distributions received from underlying investment companies	—	2,980,387	—	3,942,719
Net realized gain/(loss) on investments and trade error	1,726,010	(6,856,887)	(2,791,354)	(1,131,010)
Net change in unrealized appreciation/(depreciation) on investments	(654,273)	6,849,779	3,504,308	(3,063,147)
Net increase/(decrease) in net assets resulting from operations	1,087,849	2,621,480	(14,591)	(745,508)

From Distributions to Shareholders:
Return of capital	—	(341,331)	—	—
Total Distributions Paid	—	(2,179,309)	—	(2,978,465)
Total distributions to shareholders	—	(2,520,640)	—	(2,978,465)

From Shares of Beneficial Interest:
Proceeds from shares sold	8,603,132	26,193,949	13,736,719	42,244,958
Reinvestment of distributions	—	2,520,640	—	2,978,465
Cost of shares redeemed	(11,462,730)	(25,350,707)	(17,846,676)	(42,681,617)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(2,859,598)	3,363,882	(4,109,957)	2,541,806
Total increase/(decrease) in net assets	(1,771,749)	3,464,722	(4,124,548)	(1,182,167)

Net Assets:
Beginning of period	89,497,872	86,033,150	128,939,947	130,122,114
End of period	$87,726,123	$89,497,872	$124,815,399	$128,939,947

Share Activity:
Shares Sold	870,581	2,597,775	1,494,261	4,414,915
Shares Reinvested	—	291,403	—	361,026
Shares Redeemed	(1,160,445)	(2,547,641)	(1,944,060)	(4,480,047)
Net increase/(decrease) in shares of beneficial interest outstanding	(289,864)	341,537	(449,799)	295,894

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Alternative 0-15 Fund		RiskPro® Dynamic 0-10 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30,	October 31, 2019	April 30,
	(Unaudited)	2019	(Unaudited)	2019

Increase in Net Assets From Operations:
Net investment income	$462,881	$720,470	$489,482	$933,715
Distributions received from underlying investment companies	—	357,887	—	37,135
Net realized gain/(loss) on investments and trade error	(17,635)	(334,177)	390,247	(361,587)
Net change in unrealized appreciation/(depreciation) on investments	(199,856)	212,257	1,254,118	1,276,071
Net increase in net assets resulting from operations	245,390	956,437	2,133,847	1,885,334

From Distributions to Shareholders:
Total Distributions Paid	—	(520,907)	—	(639,886)

From Shares of Beneficial Interest:
Proceeds from shares sold	15,125,125	43,449,847	23,536,858	52,863,727
Reinvestment of distributions	—	520,412	—	638,178
Cost of shares redeemed	(9,007,747)	(24,694,883)	(11,696,532)	(40,378,162)
Net increase in net assets from share transactions of beneficial interest	6,117,378	19,275,376	11,840,326	13,123,743
Total increase in net assets	6,362,768	19,710,906	13,974,173	14,369,191

Net Assets:
Beginning of period	69,889,977	50,179,071	68,593,917	54,224,726
End of period	$76,252,745	$69,889,977	$82,568,090	$68,593,917

Share Activity:
Shares Sold	1,561,309	4,502,187	2,315,929	5,416,962
Shares Reinvested	—	54,607	—	66,270
Shares Redeemed	(929,377)	(2,562,235)	(1,152,128)	(4,137,062)
Net increase in shares of beneficial interest outstanding	631,932	1,994,559	1,163,801	1,346,170

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Dynamic 15-25 Fund		RiskPro® Dynamic 20-30 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30,	October 31, 2019	April 30,
	(Unaudited)	2019	(Unaudited)	2019

Increase in Net Assets From Operations:
Net investment income/(loss)	$699,550	$2,212,695	$510,821	$(233,445)
Distributions received from underlying investment companies	—	5,555,095	—	980,655
Net realized gain/(loss) on investments and trade error	527,644	(7,090,180)	2,364,046	(7,552,951)
Net change in unrealized appreciation on investments	3,068,783	2,001,670	827,562	9,130,907
Net increase in net assets resulting from operations	4,295,977	2,679,280	3,702,429	2,325,166

From Distributions to Shareholders:
Return of Capital	—	—	—	(64,832)
Total Distributions Paid	—	(1,197,400)	—	—
Total distributions to shareholders	—	(1,197,400)	—	(64,832)

From Shares of Beneficial Interest:
Proceeds from shares sold	16,405,922	61,639,600	20,128,376	47,600,011
Reinvestment of distributions	—	1,195,363	—	64,741
Cost of shares redeemed	(24,842,019)	(78,729,229)	(18,693,636)	(55,041,629)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(8,436,097)	(15,894,266)	1,434,740	(7,376,877)
Total increase/(decrease) in net assets	(4,140,120)	(14,412,386)	5,137,169	(5,116,543)

Net Assets:
Beginning of period	197,174,707	211,587,093	148,741,762	153,858,305
End of period	$193,034,587	$197,174,707	$153,878,931	$148,741,762

Share Activity:
Shares Sold	1,669,215	6,404,068	2,006,385	4,861,994
Shares Reinvested	—	133,560	—	7,209
Shares Redeemed	(2,529,098)	(8,225,619)	(1,868,957)	(5,649,420)
Net increase/(decrease) in shares of beneficial interest outstanding	(859,883)	(1,687,991)	137,428	(780,217)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG 0-15 Fund		RiskPro® PFG 30+ Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30,	October 31, 2019	April 30,
	(Unaudited)	2019	(Unaudited)	2019

Increase in Net Assets From Operations:
Net investment income/(loss)	$(63,135)	$897,025	$(812,836)	$5,269
Distributions received from underlying investment companies	—	328,025	—	3,316,771
Net realized gain/(loss) on investments	(63,091)	(3,608,464)	153,203	(1,261,024)
Net change in unrealized appreciation on investments	2,531,918	2,746,871	3,632,424	5,953,080
Net increase in net assets resulting from operations	2,405,692	363,457	2,972,791	8,014,096

From Distributions to Shareholders:
Total Distributions Paid	—	(530,905)	—	(1,695,812)

From Shares of Beneficial Interest:
Proceeds from shares sold	9,055,050	27,078,030	18,754,630	37,639,834
Reinvestment of distributions	—	530,077	—	1,693,768
Cost of shares redeemed	(8,900,756)	(24,531,756)	(14,172,446)	(40,855,569)
Net increase/(decrease) in net assets from share transactions of beneficial interest	154,294	3,076,351	4,582,184	(1,521,967)
Total increase in net assets	2,559,986	2,908,903	7,554,975	4,796,317

Net Assets:
Beginning of period	61,653,048	58,744,145	118,748,867	113,952,550
End of period	$64,213,034	$61,653,048	$126,303,842	$118,748,867

Share Activity:
Shares Sold	917,993	2,837,070	1,782,808	3,742,927
Shares Reinvested	—	57,244	—	190,525
Shares Redeemed	(901,370)	(2,572,176)	(1,353,062)	(4,072,096)
Net increase/(decrease) in shares of beneficial interest outstanding	16,623	322,138	429,746	(138,644)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Aggressive 30+ Fund		RiskPro® PFG Balanced 20-30 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30,	October 31, 2019	April 30,
	(Unaudited)	2019	(Unaudited)	2019

Increase in Net Assets From Operations:
Net investment income/(loss)	$(1,810,691)	$(1,567,799)	$49,246	$930,416
Distributions received from underlying investment companies	—	9,739,521	—	5,675,773
Net realized gain/(loss) on investments	(198,121)	(10,211,585)	406,857	(4,112,042)
Net change in unrealized appreciation on investments	2,854,378	4,633,846	6,074,695	14,020,013
Net increase in net assets resulting from operations	845,566	2,593,983	6,530,798	16,514,160

From Distributions to Shareholders:
Return of Capital	—	(261,228)	—	—
Total Distributions Paid	—	(3,210,842)	—	(3,689,183)
Total distributions to shareholders	—	(3,472,070)	—	(3,689,183)

From Shares of Beneficial Interest:
Proceeds from shares sold	17,564,294	59,579,909	71,867,722	202,766,424
Reinvestment of distributions	—	3,469,887	—	3,643,815
Cost of shares redeemed	(26,418,332)	(73,031,053)	(33,718,626)	(82,129,696)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(8,854,038)	(9,981,257)	38,149,096	124,280,543
Total increase/(decrease) in net assets	(8,008,472)	(10,859,344)	44,679,894	137,105,520

Net Assets:
Beginning of period	219,061,932	229,921,276	361,134,166	224,028,646
End of period	$211,053,460	$219,061,932	$405,814,060	$361,134,166

Share Activity:
Shares Sold	1,814,518	6,090,091	7,100,688	20,484,458
Shares Reinvested	—	405,361	—	404,869
Shares Redeemed	(2,730,286)	(7,538,817)	(3,326,949)	(8,351,134)
Net increase/(decrease) in shares of beneficial interest outstanding	(915,768)	(1,043,365)	3,773,739	12,538,193

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Equity 30+ Fund		RiskPro® PFG Global 30+ Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2019	April 30,	October 31, 2019	April 30,
	(Unaudited)	2019	(Unaudited)	2019

Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(921,009)	$(1,489,682)	$(56,224)	$(614,651)
Distributions received from underlying investment companies	—	4,254,363	—	1,848,665
Net realized gain/(loss) on investments	13,098,482	(1,037,790)	(876,761)	(8,312,688)
Net change in unrealized appreciation/(depreciation) on investments	(3,831,405)	31,262,688	1,749,938	5,108,231
Net increase/(decrease) in net assets resulting from operations	8,346,068	32,989,579	816,953	(1,970,443)

From Distributions to Shareholders:
Total Distributions Paid	—	—	—	(1,232,066)

From Shares of Beneficial Interest:
Proceeds from shares sold	65,933,302	154,103,693	13,078,446	48,984,916
Reinvestment of distributions	—	—	—	1,232,016
Cost of shares redeemed	(37,666,345)	(91,432,782)	(16,031,081)	(51,766,344)
Net increase/(decrease) in net assets from share transactions of beneficial interest	28,266,957	62,670,911	(2,952,635)	(1,549,412)
Total increase/(decrease) in net assets	36,613,025	95,660,490	(2,135,682)	(4,751,921)

Net Assets:
Beginning of period	396,468,640	300,808,150	129,513,179	134,265,100
End of period	$433,081,665	$396,468,640	$127,377,497	$129,513,179

Share Activity:
Shares Sold	6,141,344	14,871,892	1,381,670	5,120,152
Shares Reinvested	—	—	—	151,353
Shares Redeemed	(3,504,148)	(9,032,214)	(1,700,809)	(5,476,440)
Net increase/(decrease) in shares of beneficial interest outstanding	2,637,196	5,839,678	(319,139)	(204,935)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Changes in Net Assets (Continued)

	RiskPro® Tactical 0-30 Fund
	Six Months Ended	Year Ended
	October 31, 2019	April 30,
	(Unaudited)	2019

Increase in Net Assets From Operations:
Net investment loss	$(327,465)	$(268,495)
Distributions received from underlying investment companies	—	421,423
Net realized loss on investments	(2,156)	(448,885)
Net change in unrealized appreciation on investments	2,026,171	1,679,692
Net increase in net assets resulting from operations	1,696,550	1,383,735

From Distributions to Shareholders:
Total Distributions Paid	—	(161,964)

From Shares of Beneficial Interest:
Proceeds from shares sold	20,112,332	47,804,029
Reinvestment of distributions	—	161,690
Cost of shares redeemed	(16,379,996)	(46,587,150)
Net increase in net assets from share transactions of beneficial interest	3,732,336	1,378,569
Total increase in net assets	5,428,886	2,600,340

Net Assets:
Beginning of period	103,480,915	100,880,575
End of period	$108,909,801	$103,480,915

Share Activity:
Shares Sold	2,041,089	4,866,607
Shares Reinvested	—	17,092
Shares Redeemed	(1,654,094)	(4,726,715)
Net increase in shares of beneficial interest outstanding	386,995	156,984

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended		Period Ended
	October 31, 2019		April 30,		April 30,
	(Unaudited)		2019		2018*

Net asset value, beginning of period	$9.98		$9.97		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.00	(9)	(0.04)		(0.09)
Net realized and unrealized gain on investments	0.13		0.34		0.06	(3)
Total income/(loss) from investment operations	0.13		0.30		(0.03)
Less distributions from:
Net realized gain	—		(0.25)		—
Return of capital	—		(0.04)		—
Total distributions from net investment income and net realized gains	—		(0.29)		—
Net asset value, end of period	$10.11		$9.98		$9.97
Total return (4)	1.30%		(3.40	)% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$87,726		$89,498		$86,033
Ratio of expenses to average net assets (5)	2.10	% (6)	2.03%		2.34	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	0.04	% (6)	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	18	% (7)	116%		38	% (7)

*	RiskPro® 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

(9)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$9.48		$9.78	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.05)		(0.04)	0.04
Net realized and unrealized gain/(loss) on investments	0.06		(0.03)	(0.11)
Total income/(loss) from investment operations	0.01		(0.07)	(0.07)
Less distributions from:
Net investment income	—		—	(0.15)
Net realized gain	—		(0.23)	—
Total distributions from net investment income and net realized gains	—		(0.23)	(0.15)
Net asset value, end of period	$9.49		$9.48	$9.78
Total return (3)	0.11%		(0.42)%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$124,815		$128,940	$130,122
Ratio of expenses to average net assets (4)	2.08	% (5)	2.08%	2.19	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.16	)% (5)	(0.38)%	1.17	% (5)
Portfolio turnover rate	52	% (6)	42%	9	% (6)

*	RiskPro® Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Alternative 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended		Period Ended
	October 31, 2019		April 30,		April 30,
	(Unaudited)		2019		2018*

Net asset value, beginning of period	$9.70		$9.63		$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.06		0.11		0.11
Net realized and unrealized gain/(loss) on investments	(0.03)		0.03		(0.28)
Total income/(loss) from investment operations	0.03		0.14		(0.17)
Less distributions from:
Net investment income	—		(0.07)		(0.20)
Net realized gain	—		(0.00	) (7)	—
Total distributions from net investment income and net realized gains	—		(0.07)		(0.20)
Net asset value, end of period	$9.73		$9.70		$9.63
Total return (3)	0.31%		1.48%		(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$76,253		$69,890		$50,179
Ratio of expenses to average net assets (4)	2.13	% (5)	2.08%		2.47	% (5)
Ratio of net investment income to average net assets (2,4)	1.27	% (5)	1.19%		3.06	% (5)
Portfolio turnover rate	1	% (6)	28%		2	% (6)

*	RiskPro® Alternative 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 0-10 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended		Period Ended
	October 31, 2019		April 30,		April 30,
	(Unaudited)		2019		2018*

Net asset value, beginning of period	$9.95		$9.77		$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.07		0.15		0.02
Net realized and unrealized gain/(loss) on investments	0.23		0.12		(0.23)
Total income/(loss) from investment operations	0.30		0.27		(0.21)
Less distributions from:
Net investment income	—		(0.09)		(0.02)
Net realized gain	—		(0.00	) (7)	—
Total distributions from net investment income and net realized gains	—		(0.09)		(0.02)
Net asset value, end of period	$10.25		$9.95		$9.77
Total return (3)	3.02%		2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$82,568		$68,594		$54,225
Ratio of expenses to average net assets (4)	2.10	% (5)	1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	1.29	% (5)	1.50%		0.41	% (5)
Portfolio turnover rate	14	% (6)	38%		43	% (6)

*	RiskPro® Dynamic 0-10 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 15-25 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$9.82		$9.72	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.04		0.10	0.05
Net realized and unrealized gain/(loss) on investments	0.19		0.06	(0.22)
Total income/(loss) from investment operations	0.23		0.16	(0.17)
Less distributions from:
Net investment income	—		(0.06)	(0.11)
Net asset value, end of period	$10.05		$9.82	$9.72
Total return (3)	2.34%		1.70%	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$193,035		$197,175	$211,587
Ratio of expenses to average net assets (4)	2.04	% (5)	2.03%	2.12	% (5)
Ratio of net investment income to average net assets (2,4)	0.72	% (5)	1.09%	1.41	% (5)
Portfolio turnover rate	4	% (6)	60%	13	% (6)

*	RiskPro® Dynamic 15-25 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended		Period Ended
	October 31, 2019		April 30,		April 30,
	(Unaudited)		2019		2018*

Net asset value, beginning of period	$9.96		$9.80		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.03		(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.22		0.18		(0.19)
Total income/(loss) from investment operations	0.25		0.16		(0.20)
Less distributions from:
Return of capital	—		(0.00	) (7)	—
Net asset value, end of period	$10.21		$9.96		$9.80
Total return (3)	2.51%		1.68%		(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$153,879		$148,742		$153,858
Ratio of expenses to average net assets (4)	2.08	% (5)	2.06%		2.26	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.68	% (5)	(0.16)%		(0.80	)% (5)
Portfolio turnover rate	22	% (6)	112%		0	% (6)

*	RiskPro® Dynamic 20-30 Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$9.64		$9.67	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.01)		0.14	0.02
Net realized and unrealized gain/(loss) on investments	0.38		(0.09)	(0.30)
Total income/(loss) from investment operations	0.37		0.05	(0.28)
Less distributions from:
Net investment income	—		(0.08)	(0.05)
Net asset value, end of period	$10.01		$9.64	$9.67
Total return (3)	3.84%		0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$64,213		$61,653	$58,744
Ratio of expenses to average net assets (4)	2.18	% (5)	2.09%	2.44	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.20	)% (5)	1.49%	0.50	% (5)
Portfolio turnover rate	9	% (6)	203%	1	% (6)

*	RiskPro® PFG 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$10.52		$9.97	$10.00
Income from investment operations:
Net investment income/(loss) (1,2)	(0.07)		—	(0.01)
Net realized and unrealized gain on investments	0.33		0.70	0.06
Total income from investment operations	0.26		0.70	0.05
Less distributions from:
Net investment income	—		—	(0.08)
Net realized gain	—		(0.15)	—
Total distributions from net investment income and net realized gains	—		(0.15)	(0.08)
Net asset value, end of period	$10.78		$10.52	$9.97
Total return (3)	2.47%		7.34%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$126,304		$118,749	$113,953
Ratio of expenses to average net assets (4)	2.07	% (5)	2.05%	2.23	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.36	)% (5)	0.00%	(0.37	)% (5)
Portfolio turnover rate	2	% (6)	26%	0	% (6)

*	RiskPro® PFG 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$9.92		$9.94	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.08)		(0.07)	(0.01)
Net realized and unrealized gain on investments	0.13		0.20	0.03	(3)
Total income from investment operations	0.05		0.13	0.02
Less distributions from:
Net investment income	—		—	(0.08)
Net realized gain	—		(0.14)	—
Return of capital	—		(0.01)	—
Total distributions from net investment income and net realized gains	—		(0.15)	(0.08)
Net asset value, end of period	$9.97		$9.92	$9.94
Total return (4)	0.50%		1.62%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$211,053		$219,062	$229,921
Ratio of expenses to average net assets (5)	2.02	% (6)	2.00%	2.17	% (6)
Ratio of net investment loss to average net assets (2,5)	(1.71	)% (6)	(0.70)%	(0.17	)% (6)
Portfolio turnover rate	0	% (7)	40%	106	% (7)

*	RiskPro® PFG Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Balanced 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$10.18		$9.77	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.00	(7)	0.03	0.00	(7)
Net realized and unrealized gain/(loss) on investments	0.16		0.49	(0.18)
Total income/(loss) from investment operations	0.16		0.52	(0.18)
Less distributions from:
Net investment income	—		(0.05)	(0.05)
Net realized gain	—		(0.06)	—
Total distributions from net investment income and net realized gains	—		(0.11)	(0.05)
Net asset value, end of period	$10.34		$10.18	$9.77
Total return (3)	1.57%		5.48%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$405,814		$361,134	$224,029
Ratio of expenses to average net assets (4)	2.02	% (5)	2.01%	2.00	% (5)
Ratio of net investment income to average net assets (2,4)	0.03	% (5)	0.32%	0.10	% (5)
Portfolio turnover rate	27	% (6)	69%	63	% (6)

*	RiskPro® PFG Balanced 20-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Equity 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$10.85		$9.79	$10.00
Income/(loss) from investment operations:
Net investment loss (1)(2)	(0.02)		(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.22		1.10	(0.16)
Total income/(loss) from investment operations	0.20		1.06	(0.18)
Less distributions from:
Net investment income	—		—	(0.03)
Net asset value, end of period	$11.05		$10.85	$9.79
Total return (3)	1.84%		10.83%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$433,082		$396,469	$300,808
Ratio of expenses to average net assets (4)	2.03	% (5)	2.06%	1.96	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.45	)% (5)	(0.43)%	(0.41	)% (5)
Portfolio turnover rate	60	% (6)	29%	63	% (6)

*	RiskPro® PFG Equity 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Global 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$9.65		$9.86	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.00	) (8)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.08		(0.08)	(0.06	) (3)
Total gain/(loss) from investment operations	0.08		(0.12)	(0.11)
Less distributions from:
Net investment income	—		—	(0.03)
Net realized gain	—		(0.09)	—
Total distributions from net investment income and net realized gains	—		(0.09)	(0.03)
Net asset value, end of period	$9.73		$9.65	$9.86
Total return (4)	0.83%		(1.02)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$127,377		$129,513	$134,265
Ratio of expenses to average net assets (5)	2.07	% (6)	2.08%	2.06	% (6)
Ratio of net investment loss to average net assets (2,5)	(0.09	)% (6)	(0.47)%	(1.22	)% (6)
Portfolio turnover rate	37	% (7)	180%	57	% (7)

*	RiskPro® PFG Global 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Tactical 0-30 Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2019		April 30,	April 30,
	(Unaudited)		2019	2018*

Net asset value, beginning of period	$9.93		$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.03)		(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.17		0.15	(0.11)
Total income/(loss) from investment operations	0.14		0.12	(0.16)
Less distributions from:
Net investment income	—		(0.02)	(0.01)
Net asset value, end of period	$10.07		$9.93	$9.83
Total return (3)	1.41%		1.20%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$108,910		$103,481	$100,881
Ratio of expenses to average net assets (4)	2.05	% (5)	2.04%	2.28	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.60	)% (5)	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	4	% (6)	23%	8	% (6)

*	RiskPro® Tactical 0-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2019

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of thirteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the RiskPro® 30+ Fund (“30+ Fund”), the RiskPro® Aggressive 30+ Fund (“Aggressive 30+ Fund”), the RiskPro® Alternative 0-15 Fund (“Alternative 0-15 Fund”), the RiskPro® Dynamic 0-10 Fund (“Dynamic 0-10 Fund”), the RiskPro® Dynamic 15-25 Fund (“Dynamic 15-25 Fund”), the RiskPro® Dynamic 20-30 Fund (“Dynamic 20-30 Fund”), the RiskPro® PFG 0-15 Fund (“PFG 0-15 Fund”), the RiskPro® PFG 30+ Fund (“PFG 30+ Fund”), the RiskPro® PFG Aggressive 30+ Fund (“PFG Aggressive 30+ Fund”), the RiskPro® PFG Balanced 20-30 Fund (“PFG Balanced 20-30 Fund”), the RiskPro® PFG Equity 30+ Fund (“PFG Equity 30+ Fund”), the RiskPro® PFG Global 30+ Fund (“PFG Global 30+ Fund”), and the RiskPro® Tactical 0-30 Fund (“Tactical 0-30 Fund”) (each a “Fund” and collectively the “Funds”). Each Fund currently offers Class R shares. The investment objective of each Fund is as follows:

Fund	Primary Objective
30+ Fund	Aggressive Growth
Aggressive 30+ Fund	Aggressive Growth
Alternative 0-15 Fund	Limit the maximum range of total returns to a gain or loss of less than 15% over a forward-looking rolling 12 month period
Dynamic 0-10 Fund	Limit the maximum range of total returns to a gain or loss of less than 10% over a forward-looking rolling 12 month period
Dynamic 15-25 Fund	Limit the maximum range of total returns to a gain or loss of less than 25% over a forward-looking rolling 12 month period
Dynamic 20-30 Fund	Limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period
PFG 0-15 Fund	Limit the maximum range of total returns to a gain or loss of less than 15% over a forward-looking rolling 12 month period
PFG 30+ Fund	Aggressive Growth
PFG Aggressive 30+ Fund	Aggressive Growth
PFG Balanced 20-30 Fund	Limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period
PFG Equity 30+ Fund	Aggressive Growth
PFG Global 30+Fund	Aggressive Growth
Tactical 0-30 Fund	Limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling 12 month period

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019 for the Funds’ investments measured at fair value:

30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,981,992	$—	$—	$43,981,992
Mutual Funds	38,660,268	—	—	38,660,268
Short-Term Investment	5,514,378	—	—	5,514,378
Total	$88,156,638	$—	$—	$88,156,638

Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,316,765	$—	$—	$41,316,765
Mutual Funds	83,252,389	—	—	83,252,389
Short-Term Investment	350,807	—	—	350,807
Total	$124,919,961	$—	$—	$124,919,961

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Alternative 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$75,176,149	$—	$—	$75,176,149
Short-Term Investment	1,384,883	—	—	1,384,883
Total	$76,561,032	$—	$—	$76,561,032

Dynamic 0-10 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$81,453,131	$—	$—	$81,453,131
Short-Term Investment	2,176,218	—	—	2,176,218
Total	$83,629,349	$—	$—	$83,629,349

Dynamic 15-25 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,455,717	$—	$—	$47,455,717
Mutual Funds	145,289,435	—	—	145,289,435
Short-Term Investment	975,815	—	—	975,815
Total	$193,720,967	$—	$—	$193,720,967

Dynamic 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,478,044	$—	$—	$65,478,044
Mutual Funds	80,398,189	—	—	80,398,189
Short-Term Investments	8,809,196	—	—	8,809,196
Total	$154,685,429	$—	$—	$154,685,429

PFG 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$25,735,644	$38,408,932	$—	$64,144,576
Short-Term Investment	644,280	—	—	644,280
Total	$26,379,924	$38,408,932	$—	$64,788,856

PFG 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,232,922	$—	$—	$21,232,922
Mutual Funds	104,800,165	—	—	104,800,165
Short-Term Investment	1,161,075	—	—	1,161,075
Total	$127,194,162	$—	$—	$127,194,162

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

PFG Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$211,284,963	$—	$—	$211,284,963
Short-Term Investment	396,870	—	—	396,870
Total	$211,681,833	$—	$—	$211,681,833

PFG Balanced 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$200,511,988	$—	$—	$200,511,988
Mutual Funds	187,568,597	16,244,823	—	203,813,420
Short-Term Investment	3,913,877	—	—	3,913,877
Total	$391,994,462	$16,244,823	$—	$408,239,285

PFG Equity 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$289,919,694	$—	$—	$289,919,694
Mutual Funds	132,154,467	—	—	132,154,467
Short-Term Investment	2,715,631	—	—	2,715,631
Total	$424,789,792	$—	$—	$424,789,792

PFG Global 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$85,412,723	$—	$—	$85,412,723
Mutual Funds	41,397,880	—	—	41,397,880
Short-Term Investment	577,304	—	—	577,304
Total	$127,387,907	$—	$—	$127,387,907

Tactical 0-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,372,015	$81,688,592	$—	$109,060,607
Short-Term Investment	436,250	—	—	436,250
Total	$27,808,265	$81,688,592	$—	$109,496,857

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year April 30, 2018, or is expected to be taken in the Funds’ April 30, 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the period ended April 30, 2019, the Funds did not have any interest or penalties.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2019, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
30+ Fund	$15,044,353	$18,739,750
Aggressive 30+ Fund	65,223,908	69,848,132
Alternative 0-15 Fund	6,864,706	359,811
Dynamic 0-10 Fund	22,674,037	10,591,910
Dynamic 15-25 Fund	8,560,206	15,427,554
Dynamic 20-30 Fund	32,904,319	38,004,044
PFG 0-15 Fund	5,905,071	5,723,619
PFG 30+ Fund	5,949,642	1,899,795
PFG Aggressive 30+ Fund	—	10,153,570
PFG Balanced 20-30 Fund	140,467,418	101,118,175
PFG Equity 30+ Fund	269,299,890	241,715,679
PFG Global 30+ Fund	46,948,719	49,963,121
Tactical 0-30 Fund	8,726,296	4,724,745

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the six months ended October 31, 2019, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
30+ Fund	$555,447
Aggressive 30+ Fund	785,440
Alternative 0-15 Fund	455,327
Dynamic 0-10 Fund	472,974
Dynamic 15-25 Fund	1,214,826
Dynamic 20-30 Fund	934,912
PFG 0-15 Fund	399,413
PFG 30+ Fund	748,142
PFG Aggressive 30+ Fund	1,327,345
PFG Balanced 20-30 Fund	2,356,716
PFG Equity 30+ Fund	2,538,043
PFG Global 30+ Fund	789,141
Tactical 0-30 Fund	677,099

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended October 31, 2019, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 fee
30+ Fund	$111,089
Aggressive 30+ Fund	157,088
Alternative 0-15 Fund	91,065
Dynamic 0-10 Fund	94,595
Dynamic 15-25 Fund	242,965
Dynamic 20-30 Fund	186,983
PFG 0-15 Fund	79,882
PFG 30+ Fund	149,628
PFG Aggressive 30+ Fund	265,469
PFG Balanced 20-30 Fund	471,343
PFG Equity 30+ Fund	507,609
PFG Global 30+ Fund	157,828
Tactical 0-30 Fund	135,420

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and BluGiant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

During the year ended April 30, 2019, certain Funds received payments from the Advisor for previously received soft dollar payments. These reimbursements were as follows:

Fund	Reimbursement
30+ Fund	$41,650
Aggressive 30+ Fund	40,456
Alternative 0-15 Fund	5,174
Dynamic 0-10 Fund	2,789
Dynamic 15-25 Fund	34,813
Dynamic 20-30 Fund	—
PFG 0-15 Fund	6,734
PFG 30+ Fund	22,253
PFG Aggressive 30+ Fund	63,717
PFG Balanced 20-30 Fund	35,851
PFG Equity 30+ Fund	76,793
PFG Global 30+ Fund	32,966
Tactical 0-30 Fund	11,802

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2019 with affiliated companies are as follows:

Dynamic 15-25 Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
72202L371	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$7,874,742	$32,416	$167,219	$3,507	$120,635	$7,864,081
72202L363	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	21,810,755	123,190	1,461,882	39,504	739,964	21,251,531

Dynamic 20-30 Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
46641Q779	JPMorgan U.S. Momentum Factor ETF	$4,544,481	$1,496,533	$101,010	$10,119	$70,333	$6,020,456
46641Q753	JPMorgan U.S. Value Factor ETF	6,102,154	1,912,400	200,298	11,738	113,399	7,939,393

PFG Aggressive 30+ Fund

						Change in
						Unrealized
		Value-Beginning of				Appreciation/
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	(Depreciation)	Value-End of Period
971897814	Wilshire International Equity Fund	$41,869,010	$—	$2,111,985	$(205,517)	$968,768	$40,520,276
971897509	Wilshire Large Company Growth	15,450,546	—	592,940	(37,513)	(161,736)	14,658,357
971897608	Wilshire Large Company Value	27,570,819	—	1,409,048	(125,267)	520,423	26,556,927
971897707	Wilshire Small Company Growth	10,831,862	—	355,970	(13,457)	113,530	10,575,965
971897806	Wilshire Small Company Value	10,723,440	—	99,985	(15,441)	(22,818)	10,585,196

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Tactical 0-30 Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Appreciation	Period
58510R655	Meeder Spectrum Fund	$10,408,112	$939,849	$563,975	$2,028	$140,812	$10,926,826
58510R721	Meeder Balanced Fund	51,689,918	4,324,245	2,390,448	10,762	1,092,278	54,726,755
58510R846	Meeder Conservative Allocation Fund	11,991,145	890,625	383,326	(3,620)	271,247	12,766,071
58510R846	Meeder Moderate Allocation Fund	13,348,138	1,111,804	528,322	(11,871)	276,017	14,195,766

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2019, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
30+ Fund	$82,869,905	$5,286,733	$—	$5,286,733
Aggressive 30+ Fund	130,078,929	2,101,242	(7,260,210)	(5,158,968)
Alternative 0-15 Fund	77,844,395	—	(1,283,363)	(1,283,363)
Dynamic 0-10 Fund	82,261,605	1,856,805	(489,061)	1,367,744
Dynamic 15-25 Fund	191,939,445	5,102,173	(3,320,651)	1,781,522
Dynamic 20-30 Fund	147,175,010	7,510,419	—	7,510,419
PFG 0-15 Fund	61,035,105	3,826,126	(72,375)	3,753,751
PFG 30+ Fund	118,946,157	9,117,208	(869,203)	8,248,005
PFG Aggressive 30+ Fund	210,720,777	7,093,915	(6,132,859)	961,056
PFG Balanced 20-30 Fund	393,310,307	15,654,851	(725,873)	14,928,978
PFG Equity 30+ Fund	433,833,476	24,956,316	—	24,956,316
PFG Glabal 30+ Fund	121,649,149	5,879,053	(140,295)	5,738,758
Tactical 0-30 Fund	107,738,937	1,757,920	—	1,757,920

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2019 and the fiscal year ended April 30, 2018 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2019	Income	Capital Gains	Capital	Total
30+ Fund	$67,985	$2,111,324	$341,331	$2,520,640
Aggressive 30+ Fund	137,498	2,840,967	—	2,978,465
Alternative 0-15 Fund	520,907	—	—	520,907
Dynamic 0-10 Fund	639,886	—	—	639,886
Dynamic 15-25 Fund	1,197,400	—	—	1,197,400
Dynamic 20-30 Fund	—	—	64,832	64,832
PFG 0-15 Fund	506,378	24,527	—	530,905
PFG 30+ Fund	116,020	1,579,792	—	1,695,812
PFG Aggressive 30+ Fund	2,392,412	818,430	261,228	3,472,070
PFG Balanced 20-30 Fund	1,636,785	2,052,398	—	3,689,183
PFG Equity 30+ Fund	—	—	—	—
PFG Glabal 30+ Fund	1,083,576	148,490	—	1,232,066
Tactical 0-30 Fund	160,610	1,354	—	161,964

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2018	Income	Capital Gains	Capital	Total
30+ Fund	$—	$—	$—	$—
Aggressive 30+ Fund	1,392,985	—	—	1,392,985
Alternative 0-15 Fund	683,152	—	32,282	715,434
Dynamic 0-10 Fund	99,371	—	21,888	121,259
Dynamic 15-25 Fund	1,578,898	—	181,818	1,760,716
Dynamic 20-30 Fund	—	—	—	—
PFG 0-15 Fund	225,012	—	—	225,012
PFG 30+ Fund	628,324	35,559	—	663,883
PFG Aggressive 30+ Fund	1,428,683	—	—	1,428,683
PFG Balanced 20-30 Fund	1,273,343	—	—	1,273,343
PFG Equity 30+ Fund	555,997	—	36,155	592,152
PFG Glabal 30+ Fund	499,378	—	—	499,378
Tactical 0-30 Fund	98,727	—	—	98,727

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
30+ Fund	—	—	(6,245,104)	—	—	5,941,006	(304,098)
Aggressive 30+ Fund	—	3,023,348	(839,724)	—	—	(8,663,276)	(6,479,652)
Alternative 0-15 Fund	104,022	97,295	—	—	—	(1,083,507)	(882,190)
Dynamic 0-10 Fund	273,814	—	—	(38,686)	—	113,626	348,754
Dynamic 15-25 Fund	443,844	—	(898,951)	(380,780)	—	(1,287,261)	(2,123,148)
Dynamic 20-30 Fund	—	—	(6,697,470)	—	—	6,682,857	(14,613)
PFG 0-15 Fund	267,142	—	(1,725,849)	(1,541,230)	—	1,221,833	(1,778,104)
PFG 30+ Fund	—	1,656,159	(667,926)	—	—	4,615,581	5,603,814
PFG Aggressive 30+ Fund	—	—	(1,210,368)	—	—	(1,893,322)	(3,103,690)
PFG Balanced 20-30 Fund	—	319,807	—	—	—	8,854,284	9,174,091
PFG Equity 30+ Fund	—	896,625	(1,029,150)	—	—	28,787,721	28,655,196
PFG Glabal 30+ Fund	—	—	(3,371,878)	(4,083,661)	—	3,988,820	(3,466,719)
Tactical 0-30 Fund	—	142,743	(410,881)	—	—	(268,251)	(536,389)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
30+ Fund	$359,872
Aggressive 30+ Fund	839,724
Alternative 0-15 Fund	—
Dynamic 0-10 Fund	—
Dynamic 15-25 Fund	—
Dynamic 20-30 Fund	69,325
PFG 0-15 Fund	—
PFG 30+ Fund	667,926
PFG Aggressive 30+ Fund	1,153,778
PFG Balanced 20-30 Fund	—
PFG Equity 30+ Fund	1,029,150
PFG Glabal 30+ Fund	542,532
Tactical 0-30 Fund	410,881

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
30+ Fund	$5,885,232
Aggressive 30+ Fund	—
Alternative 0-15 Fund	—
Dynamic 0-10 Fund	—
Dynamic 15-25 Fund	898,951
Dynamic 20-30 Fund	6,628,145
PFG 0-15 Fund	1,725,849
PFG 30+ Fund	—
PFG Aggressive 30+ Fund	56,590
PFG Balanced 20-30 Fund	—
PFG Equity 30+ Fund	—
PFG Global 30+ Fund	2,829,346
Tactical 0-30 Fund	—

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
30+ Fund	$—	$—	$—
Aggressive 30+ Fund	—	—	—
Alternative 0-15 Fund	—	—	—
Dynamic 0-10 Fund	—	38,686	38,686
Dynamic 15-25 Fund	380,780	—	380,780
Dynamic 20-30 Fund	—	—	—
PFG 0-15 Fund	1,541,230	—	1,541,230
PFG 30+ Fund	—	—	—
PFG Aggressive 30+ Fund	—	—	—
PFG Balanced 20-30 Fund	—	—	—
PFG Equity 30+ Fund	—	—	—
PFG Glabal 30+ Fund	4,083,661	—	4,083,661
Tactical 0-30 Fund	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended April 30, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
30+ Fund	$(338,250)	$338,250
Aggressive 30+ Fund	(482,761)	482,761
Alternative 0-15 Fund	—	—
Dynamic 0-10 Fund	13,654	(13,654)
Dynamic 15-25 Fund	—	—
Dynamic 20-30 Fund	(234,615)	234,615
PFG 0-15 Fund	(1,512)	1,512
PFG 30+ Fund	—	—
PFG Aggressive 30+ Fund	(232,648)	232,648
PFG Balanced 20-30 Fund	—	—
PFG Equity 30+ Fund	(1,503,762)	1,503,762
PFG Glabal 30+ Fund	(72,617)	72,617
Tactical 0-30 Fund	(544,779)	544,779

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2019, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
Portfolio	Beneficial Owner	Shares
30+ Fund	NFS	47%
Aggressive 30+ Fund	NFS	49%
Alternative 0-15 Fund	NFS	38%
	Pershing	26%
Dynamic 0-10 Fund	NFS	42%
Dynamic 15-25 Fund	NFS	44%
Dynamic 20-30 Fund	NFS	45%
PFG 0-15 Fund	NFS	40%
PFG 30+ Fund	NFS	45%
PFG Aggressive 30+ Fund	NFS	46%
PFG Balanced 20-30 Fund	NFS	36%
	Pershing	35%
PFG Equity 30+ Fund	NFS	48%
PFG Global 30+ Fund	NFS	53%
Tactical 0-30 Fund	NFS	40%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of October 31, 2019, Dynamic 0-10 Fund invested a portion of its assets in PIMCO Total Return Fund – Institutional Class (the “PIMCO Fund”). The PIMCO Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the PIMCO Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic 0-10 Fund will be directly affected by the performance of the PIMCO Fund. The financial statements of the PIMCO Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2019, the percentage of Dynamic 0-10 Fund’s net assets invested in the PIMCO Fund was 39.45%.

As of October 31, 2019, PFG 0-15 Fund invested a portion of its assets in BNY Mellon Global Real Return Fund – Institutional Class (the “BNY Mellon Global Fun”), and BNY Mellon Insight Core Plus Fund (the “BNY Mellon Insight Fund”). The BNY Mellon Global Fund and the BNY Mellon Insight Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the BNY Mellon Global Fund and the BNY Mellon Insight Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG 0-15 Fund will be directly affected by the performance of the BNY Mellon Global Fund and the BNY Mellon Insight Fund. The financial statements of the BNY Mellon Global Fund and the BNY Mellon Insight Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2019, the percentages of PFG 0-15 Fund’s net assets invested in the BNY Mellon Global Fund and the BNY Mellon Insight Fund were 35.24% and 57.91%, respectively.

As of October 31, 2019, Tactical 0-30 Fund invested a portion of its assets in Meeder Balanced Fund – Institutional Class (the “Meeder Fund”). The Meeder Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Meeder Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Tactical 0-30 Fund will be directly affected by the performance of the Meeder Fund. The financial statements of the Meeder Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2019, the percentage of Tactical 0-30 Fund’s net assets invested in the Meeder Fund was 50.25%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2019 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

		Beginning Account
	Fund’s Annualized	Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	5/1/2019	Value 10/31/2019	During Period	Value 10/31/2019	During Period
RiskPro® 30+ Fund*	2.10%	$1,000.00	$1,013.00	$10.63	$1,014.58	$10.63
RiskPro® Aggressive 30+ Fund*	2.08%	$1,000.00	$1,001.10	$10.46	$1,014.68	$10.53
RiskPro® Alternative 0-15 Fund*	2.13%	$1,000.00	$1,003.10	$10.72	$1,014.43	$10.79
RiskPro® Dynamic 0-10 Fund*	2.10%	$1,000.00	$1,030.20	$10.72	$1,014.58	$10.63
RiskPro® Dynamic 15-25 Fund*	2.04%	$1,000.00	$1,023.40	$10.38	$1,014.88	$10.33
RiskPro® Dynamic 20-30 Fund*	2.08%	$1,000.00	$1,025.10	$10.59	$1,014.68	$10.48
RiskPro® PFG 0-15 Fund*	2.18%	$1,000.00	$1,038.40	$11.17	$1,014.18	$11.04
RiskPro® PFG 30+ Fund*	2.07%	$1,000.00	$1,024.70	$10.54	$1,014.73	$10.48
RiskPro® PFG Aggressive 30+ Fund*	2.02%	$1,000.00	$1,005.00	$10.18	$1,014.98	$10.23
RiskPro® PFG Balanced 20-30 Fund*	2.03%	$1,000.00	$1,015.70	$10.29	$1,014.93	$10.28
RiskPro® PFG Equity 30+ Fund*	2.03%	$1,000.00	$1,018.40	$10.30	$1,014.93	$10.28
RiskPro® PFG Global 30+ Fund*	2.07%	$1,000.00	$1,008.30	$10.45	$1,014.73	$10.48
RiskPro® Tactical 0-30 Fund*	2.05%	$1,000.00	$1,014.10	$10.38	$1,014.83	$10.38

*	Expenses Paid during the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the full half-year period).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/7/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 1/7/20